Note 28 - Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
28
        Trade and other payables

	2018	2017

Trade payables and accruals	2,510	2,939
Electricity accrual	4,054	5,827
Audit fee	239	231
Other payables	690	584
Financial liabilities	7,493	9,581
Production and management bonus accrual - Blanket Mine	—	789
Other employee benefits	669	552
Leave pay	1,889	1,738
Non-financial liabilities	2,558	3,079
Total	10,051	12,660

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note
7
and note
30.